BBH TRUST
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BBH Core Select
class n shares (“BBTEX”)
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SUPPLEMENT DATED JANUARY 29, 2016
TO THE PROSPECTUS
DATED MARCH 2, 2015

The following information rescinds and replaces the supplements to the Prospectus dated March 12, 2015 and October 30, 2015.  It further supplements and, to the extent inconsistent therewith, supersedes certain information in the BBH Core Select Class N Prospectus.  Defined terms not otherwise defined in this supplement have the same meaning as set forth in the Prospectus.
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•	The “Shareholder Fees” table in the “Fees and Expenses of the Fund” section on page 3 of the Prospectus is deleted in its entirety and replaced with the following:

Shareholder Fees
(Fees paid directly from your investment)
Class N
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee on shares held less than 30 days after purchase
(as a percentage of amount redeemed, if applicable)	2.00%
Exchange Fee	None

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•
Effective November 1, 2015, the Fund will waive the investment minimums for all BBH Partners, Employees, Fund Trustees, and their respective family members, who wish to invest in BBH Core Select Class N Shares.

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•
Effective November 1, 2015, the first paragraph of the Investment Advisory and Administrative Fee disclosure contained within the Management of the Fund section, located at pages 18-19 of the Class N prospectus and pages 16-17 of the Retail Class prospectus, is deleted and replaced with the following:

Investment Advisory and Administrative Fee

For investment advisory and administrative services, BBH&Co. receives a combined fee, computed daily and payable monthly, equal to 0.80% for the first $3 billion and 0.75% for amounts over $3 billion of the average daily net assets of the Fund. This fee compensates BBH&Co. for its services and its expenses.
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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.